787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 2, 2017

Washington, DC 20549

Re:	SunAmerica Income Funds
Post-Effective Amendment No. 64 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940 to Registration Statement on Form N-1A
(File No. 33-06502 and File No. 811-4708)

Ladies and Gentlemen:

On behalf of SunAmerica Income Funds (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 61 to the Registration Statement (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to register Class T shares of each of SunAmerica U.S. Government Securities Fund, SunAmerica Strategic Bond Fund and SunAmerica Flexible Credit Fund, each a series of the Registrant (the “Funds”).

The only changes made in the Amendment to the Funds’ current prospectus and Statement of Additional Information are to add disclosure regarding Class T shares to the fee tables and expense examples and to add disclosure about the characteristics of Class T shares, including the eligibility considerations for the class. The disclosure other than that regarding Class T shares in the Amendment is substantially identical to the disclosure that was reviewed by the Staff in (i) Post-Effective Amendment No. 57 to the Registrant’s Registration Statement, which was filed on November 26, 2014 and became effective on January 28, 2015 with respect to SunAmerica U.S. Government Securities Fund and SunAmerica Strategic Bond Fund and (ii) Post-Effective Amendment No. 53 to the Registrant’s Registration Statement, which was filed on August 1, 2014 and became effective on September 30, 2014 with respect to SunAmerica Flexible Credit Fund. Accordingly, on behalf of the Registrant, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on the sixtieth day after the filing pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8992.

Very truly yours,

/s/ Jessica A. Herlihy

Jessica A. Herlihy

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC
Thomas Peeney, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP